Events Subsequent to June 30, 2025	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events Subsequent to June 30, 2023
C/ Events subsequent to June 30, 2025
On July 22, 2025, Sanofi announced that it had entered into an agreement to acquire Vicebio Ltd (“Vicebio”), a privately held biotechnology company headquartered in London, UK. The acquisition brings to Sanofi an early-stage combination vaccine candidate for respiratory syncytial virus (RSV) and human metapneumovirus (hMPV), both respiratory viruses, and expands Sanofi’s capabilities in vaccine design and development with Vicebio’s ‘Molecular Clamp’ technology. Under the terms of the agreement, Sanofi would acquire all of Vicebio’s share capital for a total upfront payment of $1.15 billion, with potential milestone payments of up to $450 million based on development and regulatory achievements. The transaction is expected to close in the fourth quarter of 2025, subject to customary closing conditions, including receipt of regulatory approvals.